Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Communication Services: 12.1%
34,809		Activision Blizzard, Inc.	$ 2,070,439	0.3
13,764	(1)	Alphabet, Inc. – Class A	15,993,080	1.9
13,783	(1)	Alphabet, Inc. – Class C	16,027,010	1.9
335,606		AT&T, Inc.	9,782,915	1.2
6,894	(1)	Charter Communications, Inc.	3,007,921	0.4
207,035		Comcast Corp. – Class A	7,117,863	0.9
13,100	(1)	Electronic Arts, Inc.	1,312,227	0.2
109,858	(1)	Facebook, Inc. – Class A	18,324,314	2.2
19,361	(1)	Netflix, Inc.	7,270,056	0.9
14,370	(1)	T-Mobile US, Inc.	1,205,643	0.1
190,246		Verizon Communications, Inc.	10,221,918	1.2
80,255		Walt Disney Co.	7,752,633	0.9
			100,086,019	12.1

		Consumer Discretionary: 10.0%
19,224	(1)	Amazon.com, Inc.	37,481,417	4.6
1,920	(1)	Booking Holdings, Inc.	2,583,015	0.3
18,322		Carnival Corp.	241,301	0.0
34,616		eBay, Inc.	1,040,557	0.1
178,392		Ford Motor Co.	861,633	0.1
57,015		General Motors Co.	1,184,772	0.2
50,117		Home Depot, Inc.	9,357,345	1.1
15,529		Las Vegas Sands Corp.	659,517	0.1
35,505		Lowe's Cos, Inc.	3,055,205	0.4
12,516		Marriott International, Inc.	936,322	0.1
34,639		McDonald's Corp.	5,727,559	0.7
53,746		Nike, Inc. - Class B	4,446,944	0.5
16,263		Ross Stores, Inc.	1,414,393	0.2
54,272		Starbucks Corp.	3,567,841	0.4
22,513		Target Corp.	2,093,034	0.3
6,630	(1)	Tesla, Inc.	3,474,120	0.4
55,798		TJX Cos., Inc.	2,667,702	0.3
14,027		VF Corp.	758,580	0.1
13,866		Yum! Brands, Inc.	950,237	0.1
			82,501,494	10.0

		Consumer Staples: 8.0%
85,998		Altria Group, Inc.	3,325,543	0.4
176,217		Coca-Cola Co.	7,797,602	1.0
38,630		Colgate-Palmolive Co.	2,563,487	0.3
7,280		Constellation Brands, Inc.	1,043,661	0.1
20,197		Costco Wholesale Corp.	5,758,770	0.7
10,013		Estee Lauder Cos., Inc.	1,595,471	0.2
27,799		General Mills, Inc.	1,466,953	0.2
10,890		Keurig Dr Pepper, Inc.	264,300	0.0
15,686		Kimberly-Clark Corp.	2,005,769	0.3
28,459		Kraft Heinz Co.	704,076	0.1
65,324		Mondelez International, Inc.	3,271,426	0.4
17,549	(1)	Monster Beverage Corp.	987,307	0.1
64,388		PepsiCo, Inc.	7,732,999	0.9
71,441		Philip Morris International, Inc.	5,212,335	0.6
111,865		Procter & Gamble Co.	12,305,150	1.5
21,749		Sysco Corp.	992,407	0.1
34,621		Walgreens Boots Alliance, Inc.	1,583,911	0.2
63,877		Walmart, Inc.	7,257,705	0.9
			65,868,872	8.0

		Energy: 2.6%
87,635		Chevron Corp.	6,350,032	0.8
50,123		ConocoPhillips	1,543,789	0.2
26,661		EOG Resources, Inc.	957,663	0.1
194,592		Exxon Mobil Corp.	7,388,658	0.9
89,635		Kinder Morgan, Inc.	1,247,719	0.1
29,633		Marathon Petroleum Corp.	699,932	0.1
41,236	(2)	Occidental Petroleum Corp.	477,513	0.1
20,265		Phillips 66	1,087,217	0.1
63,643		Schlumberger Ltd.	858,544	0.1
18,703		Valero Energy Corp.	848,368	0.1
			21,459,435	2.6

		Financials: 10.9%
33,363		Aflac, Inc.	1,142,349	0.1
14,617		Allstate Corp.	1,340,817	0.2
30,424		American Express Co.	2,604,599	0.3
39,706		American International Group, Inc.	962,870	0.1
10,558		Aon PLC	1,742,492	0.2
367,460		Bank of America Corp.	7,801,176	1.0
36,810		Bank of New York Mellon Corp.	1,239,761	0.2
89,923	(1)	Berkshire Hathaway, Inc. – Class B	16,440,622	2.0
5,442		BlackRock, Inc.	2,394,317	0.3
20,877		Capital One Financial Corp.	1,052,618	0.1
52,795		Charles Schwab Corp.	1,774,968	0.2
20,709		Chubb Ltd.	2,312,988	0.3
97,134		Citigroup, Inc.	4,091,284	0.5
16,270		CME Group, Inc.	2,813,246	0.3
14,641		Goldman Sachs Group, Inc.	2,263,352	0.3
25,241		Intercontinental Exchange, Inc.	2,038,211	0.3
143,354		JPMorgan Chase & Co.	12,906,161	1.6
23,294		Marsh & McLennan Cos., Inc.	2,013,999	0.3
35,732		Metlife, Inc.	1,092,327	0.1
7,495		Moody's Corp.	1,585,193	0.2
53,482		Morgan Stanley	1,818,388	0.2
19,874		PNC Financial Services Group, Inc.	1,902,339	0.2
26,780		Progressive Corp.	1,977,435	0.2
18,221		Prudential Financial, Inc.	950,043	0.1
11,304		S&P Global, Inc.	2,770,045	0.3
12,292		TD Ameritrade Holding Corp.	426,041	0.1
11,763		Travelers Cos, Inc.	1,168,654	0.1
61,502		Truist Financial Corp.	1,896,722	0.2
64,013		US Bancorp	2,205,248	0.3
171,247		Wells Fargo & Co.	4,914,789	0.6
			89,643,054	10.9

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: 16.1%
79,158		Abbott Laboratories	$ 6,246,358	0.8
67,974		AbbVie, Inc.	5,178,939	0.6
9,709	(1)	Alexion Pharmaceuticals, Inc.	871,771	0.1
15,072		Allergan plc	2,669,251	0.3
27,106		Amgen, Inc.	5,495,199	0.7
11,659		Anthem, Inc.	2,647,059	0.3
22,162		Baxter International, Inc.	1,799,333	0.2
12,304		Becton Dickinson & Co.	2,827,090	0.4
7,979	(1)	Biogen, Inc.	2,524,396	0.3
63,802	(1)	Boston Scientific Corp.	2,081,859	0.3
107,486		Bristol-Myers Squibb Co.	5,991,270	0.7
16,840		Cigna Corp.	2,983,711	0.4
59,663		CVS Health Corp.	3,539,806	0.4
28,320		Danaher Corp.	3,919,771	0.5
9,535	(1)	Edwards Lifesciences Corp.	1,798,492	0.2
39,097		Eli Lilly & Co.	5,423,536	0.7
58,627		Gilead Sciences, Inc.	4,382,954	0.5
12,375		HCA Healthcare, Inc.	1,111,894	0.1
6,078		Humana, Inc.	1,908,614	0.2
6,741	(1)	Illumina, Inc.	1,841,102	0.2
5,264	(1)	Intuitive Surgical, Inc.	2,606,785	0.3
122,115		Johnson & Johnson	16,012,940	2.0
61,689		Medtronic PLC	5,563,114	0.7
117,088		Merck & Co., Inc.	9,008,751	1.1
255,743		Pfizer, Inc.	8,347,452	1.0
3,755	(1)	Regeneron Pharmaceuticals, Inc.	1,833,529	0.2
15,763		Stryker Corp.	2,624,382	0.3
18,327		Thermo Fisher Scientific, Inc.	5,197,537	0.6
43,446		UnitedHealth Group, Inc.	10,834,563	1.3
11,925	(1)	Vertex Pharmaceuticals, Inc.	2,837,554	0.4
22,006		Zoetis, Inc.	2,589,886	0.3
			132,698,898	16.1

		Industrials: 6.9%
25,715		3M Co.	3,510,355	0.4
24,329		Boeing Co.	3,628,427	0.4
24,634		Caterpillar, Inc.	2,858,529	0.3
34,028		CSX Corp.	1,949,804	0.2
13,003		Deere & Co.	1,796,495	0.2
26,259		Delta Air Lines, Inc.	749,169	0.1
18,961		Eaton Corp. PLC	1,473,080	0.2
28,136		Emerson Electric Co.	1,340,680	0.2
11,078		FedEx Corp.	1,343,318	0.2
11,712		General Dynamics Corp.	1,549,615	0.2
397,721		General Electric Co.	3,157,905	0.4
33,053		Honeywell International, Inc.	4,422,161	0.5
14,709		Illinois Tool Works, Inc.	2,090,443	0.3
35,109		Johnson Controls International plc	946,539	0.1
11,366		Lockheed Martin Corp.	3,852,506	0.5
11,897		Norfolk Southern Corp.	1,736,962	0.2
7,180		Northrop Grumman Corp.	2,172,309	0.3
12,854		Raytheon Co.	1,685,802	0.2
4,703		Roper Technologies, Inc.	1,466,442	0.2
21,567		Southwest Airlines Co.	768,001	0.1
43,538	(1)	Uber Technologies, Inc.	1,215,581	0.2
31,920		Union Pacific Corp.	4,501,997	0.5
32,096		United Parcel Service, Inc. - Class B	2,998,408	0.4
37,280		United Technologies Corp.	3,516,622	0.4
19,519		Waste Management, Inc.	1,806,679	0.2
			56,537,829	6.9

		Information Technology: 26.3%
29,297		Accenture PLC	4,783,028	0.6
22,117	(1)	Adobe, Inc.	7,038,514	0.9
16,892		Analog Devices, Inc.	1,514,368	0.2
189,505		Apple, Inc.	48,189,227	5.9
42,373		Applied Materials, Inc.	1,941,531	0.2
10,119	(1)	Autodesk, Inc.	1,579,576	0.2
19,997		Automatic Data Processing, Inc.	2,733,190	0.3
17,754		Broadcom, Inc.	4,209,473	0.5
196,938		Cisco Systems, Inc.	7,741,633	0.9
25,279		Cognizant Technology Solutions Corp.	1,174,715	0.1
6,975	(1)	Dell Technologies, Inc.	275,861	0.0
28,029		Fidelity National Information Services, Inc.	3,409,448	0.4
66,773		HP, Inc.	1,159,179	0.1
196,762		Intel Corp.	10,648,759	1.3
40,770		International Business Machines Corp.	4,522,616	0.6
11,438		Intuit, Inc.	2,630,740	0.3
40,755		Mastercard, Inc. – Class A	9,844,778	1.2
50,823	(1)	Micron Technology, Inc.	2,137,615	0.3
347,698		Microsoft Corp.	54,835,452	6.7
26,820		Nvidia Corp.	7,069,752	0.9
92,239		Oracle Corp.	4,457,911	0.5
54,005	(1)	PayPal Holdings, Inc.	5,170,439	0.6
52,499		Qualcomm, Inc.	3,551,557	0.4
38,597	(1)	Salesforce.com, Inc.	5,557,196	0.7
8,560	(1)	ServiceNow, Inc.	2,453,125	0.3
43,095		Texas Instruments, Inc.	4,306,483	0.5
78,761		Visa, Inc. – Class A	12,689,972	1.5
3,535	(1),(2)	VMware, Inc.	428,089	0.1
7,598	(1)	Workday, Inc.	989,412	0.1
			217,043,639	26.3

		Materials: 1.7%
10,110		Air Products & Chemicals, Inc.	2,018,057	0.3
34,409		Dow, Inc.	1,006,119	0.1
34,081		DowDuPont, Inc.	1,162,162	0.2
11,584		Ecolab, Inc.	1,805,135	0.2
24,687		Linde Public Ltd.	4,270,851	0.5
12,242		LyondellBasell Industries NV – Class A	607,570	0.1
10,757		PPG Industries, Inc.	899,285	0.1
3,809		Sherwin-Williams Co.	1,750,312	0.2
3,791		Southern Copper Corp.	106,755	0.0
			13,626,246	1.7

		Real Estate: 1.8%
20,188		American Tower Corp.	4,395,937	0.5

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
19,052	Crown Castle International Corp.	$ 2,751,109	0.4
3,906	Equinix, Inc.	2,439,570	0.3
33,662	ProLogis, Inc.	2,705,415	0.3
6,798	Public Storage, Inc.	1,350,151	0.2
14,018	Simon Property Group, Inc.	769,027	0.1
		14,411,209	1.8

	Utilities: 2.0%
22,700	American Electric Power Co., Inc.	1,815,546	0.2
37,775	Dominion Energy, Inc.	2,726,977	0.3
33,475	Duke Energy Corp.	2,707,458	0.3
44,559	Exelon Corp.	1,640,217	0.2
22,445	NextEra Energy, Inc.	5,400,716	0.7
47,814	Southern Co.	2,588,650	0.3
		16,879,564	2.0

	Total Common Stock
	(Cost $310,958,949)	810,756,259	98.4

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 1.5%
	Repurchase Agreements: 0.1%
889,658	(3) Deutsche Bank AG, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $889,658, collateralized by various U.S. Government Agency Obligations, 2.500%-6.000%, Market Value plus accrued interest $907,451, due 04/15/20-07/01/50)
	(Cost $889,658)	889,658	0.1

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 1.4%
11,096,000	(4) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%
	(Cost $11,096,000)	11,096,000	1.4

	Total Short-Term Investments
	(Cost $11,985,658)	11,985,658	1.5

	Total Investments in Securities (Cost $322,944,607)	$ 822,741,917	99.9
	Assets in Excess of Other Liabilities	1,219,826	0.1
	Net Assets	$ 823,961,743	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2020.

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$810,756,259	$–	$–	$810,756,259
Short-Term Investments	11,096,000	889,658	–	11,985,658
Total Investments, at fair value	$821,852,259	$889,658	$–	$822,741,917
Other Financial Instruments+
Futures	616,830	–	–	616,830
Total Assets	$822,469,089	$889,658	$–	$823,358,747

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2020, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	100	06/19/20	$12,848,500	$616,830
			$12,848,500	$616,830

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $325,595,806.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$519,575,430
Gross Unrealized Depreciation	(21,812,489)
Net Unrealized Appreciation	$497,762,941